Prospectus Supplement dated November 2, 2021
to
Davis Global Fund
Davis International Fund
Portfolios of Davis New York Venture Fund, Inc.
Prospectus dated March 1, 2021
The following is added to the Portfolio Managers section under Management and Organization.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.

Statement of Additional Information Supplement dated November 2, 2021 to
Davis Global Fund
Davis International Fund
Portfolios of Davis New York Venture Fund, Inc.
Statement of Additional Information dated March 1, 2021
The following is added to the Potential Conflicts of Interest section.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.